Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Abstract]
Land use rights	$ 4,630,496	$ 4,760,543
Less: accumulated amortization	(198,093)	(100,974)
Intangible assets, net	$ 4,432,403	$ 4,659,569